TAXES ON INCOME (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($)
Federal tax rate	21.00%
Reverse merger	$ 0
Sleep X [Member]
Net operating losses	237,000
Tanooma [Member]
Net operating losses	$ 40,000
Sleep X Ltd And Tanooma Ltd [Member]
Federal tax rate	23.00%